UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 Unaudited

	Principal Amount	Value
Corporate Loans—130.6%
Consumer Discretionary—38.9%
Auto Components—3.8%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[1]	$1,828,694	$1,851,552
Allison Transmission, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 8/23/19[1]	1,599,123	1,610,117
Federal-Mogul Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan:
Tranche B, 2.118%-2.128%, 12/29/14[1]	1,448,001	1,429,801
Tranche B, 2.128%, 4/27/18[1]	2,201,177	2,173,511
Tranche C, 2.128%, 12/28/15[1]	2,041,555	2,015,895
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	2,611,088	2,589,872
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	9,215,000	9,321,553
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	1,170,438	1,187,629
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/18/18[1]	1,739,111	1,755,632
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	1,743,256	1,756,331
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	4,090,000	4,130,389
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	1,921,545	1,932,354
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	3,311,658	3,337,532
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/20[1]	3,014,869	3,036,540
TranStar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	2,267,575	2,233,561

		40,362,269

Automobiles—0.0%
Chrylser LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 0.001%, 8/3/49[1,2]	8,695,844	27,174

Distributors—1.9%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/11/19[1]	3,531,601	3,566,899
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	3,560,000	3,572,225
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	2,860,000	2,924,862
Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	1,475,000	1,526,625
Container Store, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/6/19[1]	1,198,187	1,203,789
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	3,240,688	3,258,512
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 4/23/20[1]	3,037,444	3,048,834

1 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
Toys R US Property Co. I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.00%, 8/21/19[1]	$980,000	$940,800

		20,042,546

Diversified Consumer Services—3.0%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%-7.75%, 11/9/18[1]	5,638,000	5,680,285
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/15/18[1]	7,025,978	7,074,282
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 5/8/19[1]	2,359,088	2,373,832
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]	7,043,665	7,112,637
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/12/18[1]	5,487,087	5,517,952
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 12/12/18[1]	450,000	457,875
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	1,756,175	1,762,028
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 6/27/18[1]	1,335,000	1,353,356

		31,332,247

Hotels, Restaurants & Leisure—8.5%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/22/16[1]	1,806,000	1,827,822
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	6,124,726	6,111,331
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/15/20[1]	5,290,000	5,324,718
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.44%, 1/28/18[1]	6,961,906	6,573,202
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.44%, 1/28/18[1]	6,633,554	6,346,944
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	9,925,000	9,887,781
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	3,949,304	3,993,733
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	4,000,000	4,080,000
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/26/21[1]	4,470,000	4,494,214
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/26/21[1]	885,000	896,432
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.50%, 1/31/20[1]	4,735,000	4,776,431
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 2/21/18[1]	3,473,821	3,476,426
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/21/19[1]	3,680,231	3,727,978

2 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.25%, 11/21/19[1]	$233,550	$235,956
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/6/20[1]	1,822,370	1,832,999
Horseshoe Baltimore, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]	1,165,000	1,207,959
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	3,703,125	3,703,125
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-4.75%, 4/24/18[1]	3,421,195	3,448,565
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]	3,974,676	4,003,866
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	5,776,639	5,812,743
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 14.573%, 5/20/18[1]	3,460,862	3,149,385
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	4,258,092	4,296,858

		89,208,468

Household Durables—2.7%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/20[1]	2,665,291	2,675,286
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	5,300,258	5,230,692
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	1,570,000	1,567,056
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	5,237,864	5,266,018
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 1/30/19[1]	1,887,603	1,892,322
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/19/19[1]	3,715,000	3,734,155
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	1,241,795	1,244,899
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	1,948,750	1,977,981
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/18/20[1]	415,000	430,562
Sun Products Corp., S. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	2,330,497	2,213,972
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	1,854,596	1,772,684

		28,005,627

Internet & Catalog Retail—0.4%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/20/20[1]	4,142,311	4,173,379

Leisure Equipment & Products—2.9%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	5,486,250	5,522,827
Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 10/26/20[1]	2,356,579	2,378,182

3 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Leisure Equipment & Products (Continued)
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 12/9/20[1]	$3,475,000	$3,512,645
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	4,842,832	4,873,100
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/9/19[1]	2,493,750	2,531,156
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/2/20[1]	8,977,387	9,091,005
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13.00%, 5/2/17[1]	2,441,667	2,698,041

		30,606,956

Media—12.4%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]	5,061,074	4,998,717
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 0.008%, 7/15/16[1,2]	2,377,068	95,083
Catalina Marketing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/12/20[1]	5,316,675	5,391,443
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/13/17[1]	3,526,249	3,552,696
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	521,671	2,611
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.914%, 1/30/19[1]	4,270,848	4,089,336
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.836%, 1/29/16[1]	2,008,459	1,950,967
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	1,565,000	1,578,694
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]	2,166,791	2,179,430
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/30/19[1]	5,920,456	5,986,534
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	5,422,043	5,071,871
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	998,655	1,003,648
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/11/19[1]	316,019	317,994
Hemisphere Media Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/30/20[1]	1,034,576	1,042,335
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[1]	557,200	559,116
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	3,589,202	3,625,094
Ion Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	4,534,000	4,568,005
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 7/19/20[1]	3,000,000	3,023,400

4 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 8/17/20[1]	$1,027,425	$1,030,315
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.00%, 3/22/19[1]	1,494,938	1,526,331
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	1,650,000	1,668,553
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/30/20[1]	2,000,000	2,022,488
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	1,343,424	1,346,245
Merrill Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 3/8/18[1]	4,089,440	4,159,730
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 6/9/17[1]	4,742,594	4,772,235
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/3/19[1]	5,546,100	5,525,302
Quebecor Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/17/20[1]	1,226,925	1,220,023
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	1,348,057	1,384,708
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-6.50%, 3/1/20[1]	6,536,264	6,577,115
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	3,334,613	3,359,623
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/20/20[1]	4,440,000	4,426,587
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	6,208,507	6,394,762
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 4.50%, 3/1/20[1]	5,959,987	6,004,687
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	9,038,962	9,076,546
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/1/19[1]	13,364,162	13,446,926
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 7/1/20[1]	6,743,100	6,762,068

		129,741,218

Multiline Retail—1.5%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/4/20[1]	3,635,000	3,697,351
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[1]	3,788,618	3,707,057
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/25/20[1]	8,600,000	8,720,555

		16,124,963

Specialty Retail—1.6%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	1,840,289	1,859,459
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 2/23/17[1]	3,768,483	3,815,590
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	7,189,378	7,287,297
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	2,438,257	2,451,668

5 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.00%, 9/1/16[1]	$391,040	$353,891
Tranche B2, 5.25%, 5/25/18[1]	873,572	740,352

		16,508,257

Textiles, Apparel & Luxury Goods—0.2%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	1,940,000	1,918,782

Consumer Staples—3.8%
Food & Staples Retailing—1.7%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/21/19[1]	5,316,974	5,356,819
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/17/18[1]	4,131,608	4,144,519
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 6, 5.75%, 8/21/20[1]	836,000	860,558
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-4.75%, 11/15/19[1]	3,613,858	3,617,020
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/21/19[1]	3,826,414	3,870,257

		17,849,173

Food Products—2.1%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 7/10/17[1]	2,264,669	2,240,607
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	1,250,000	1,212,500
CMS Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]	2,847,863	2,861,213
CMS Bakery Supplies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]	660,000	667,425
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/11/20[1]	5,000,000	5,034,345
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/9/20[1]	3,200,000	3,320,000
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 9/18/20[1]	4,000,000	3,995,000
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	3,139,225	3,164,078

		22,495,168

Energy—7.4%
Energy Equipment & Services—6.3%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	4,837,875	4,876,176
Blackbrush Texstar Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	1,702,138	1,718,095
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	9,122,000	9,327,245
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	4,748,100	4,863,835
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.875%, 9/28/18[1]	3,591,000	3,623,168
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.375%, 9/30/20[1]	3,510,000	3,591,481

6 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Harvey Gulf International Marine LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	$2,295,000	$2,319,384
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	4,560,000	4,607,502
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 10/25/17[1]	5,442,351	5,535,323
Tranche B, 5.75%, 3/28/19[1]	2,143,800	2,180,423
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	3,637,275	3,681,224
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	3,969,750	3,991,254
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	2,070,000	2,054,475
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 2/15/19[1]	1,349,800	1,365,548
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/1/19[1]	3,853,622	3,889,475
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	3,600,000	3,620,250
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/12/20[1]	4,610,000	4,660,904

		65,905,762

Oil, Gas & Consumable Fuels—1.1%
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	4,972,425	4,400,596
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	3,965,000	3,986,066
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.50%, 12/11/20[1]	2,696,819	2,717,889
Sheridan Production Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	375,147	378,078
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.50%, 12/11/20[1]	139,909	141,003

		11,623,632

Financials—4.6%
Capital Markets—1.4%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.186%, 5/13/17[1]	12,311,994	12,272,424
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	2,020,000	2,002,957

		14,275,381

Commercial Banks—1.2%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/20[1]	9,675,750	9,822,899
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 9/30/19[1]	3,345,000	3,390,994

		13,213,893

Consumer Finance—0.5%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	1,754,738	1,771,408
Grosvenor Capital Management Holdings LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 11/25/20[1]	3,385,000	3,389,231

		5,160,639

7 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services—0.6%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/27/19[1]	$1,685,372	$1,694,852
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 7/22/20[1]	4,492,500	4,540,772

		6,235,624

Insurance—0.9%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	4,807,950	4,856,029
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 4/16/20[1]	565,404	552,683
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	4,441,690	4,502,763

		9,911,475

Health Care—15.9%
Health Care Equipment & Supplies—9.7%
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/13/20[1]	6,315,000	6,374,203
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	4,987,293	5,062,102
Aptalis Pharma, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 10/2/20[1]	13,048,031	13,292,681
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/7/19[1]	13,446,484	13,625,067
ConvaTec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/22/16[1]	2,441,343	2,457,089
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/4/19[1]	2,981,630	2,980,386
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	3,285,007	3,326,070
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 11/4/20[1]	2,079,788	2,096,037
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/4/18[1]	11,581,950	11,386,505
Harvard Drug, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/16/20[1]	1,054,700	1,070,521
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	2,579,134	2,543,112
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	5,215,445	5,258,472
Ikaria Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 7/3/18[1]	2,330,250	2,350,640
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 5/4/18[1]	4,416,635	4,456,199
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	1,201,304	1,160,760

8 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	$2,253,675	$2,084,649
National Mentor Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]	3,582,063	3,617,884
One Call Medical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/20/20[1]	3,545,000	3,552,384
PRA International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	3,476,288	3,493,294
Progressive Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	1,318,367	1,324,959
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	996,426	1,000,785
Salix Pharmaceuticals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/17/19[1]	2,405,000	2,431,053
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	273,503	275,213
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.50%, 6/29/18[1]	225,806	225,807
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/31/21[1]	915,000	931,013
Trident USA Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/20[1]	1,655,850	1,661,369
United Surgical Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/3/19[1]	602,398	606,253
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/3/19[1]	2,757,278	2,791,744
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.50%, 7/3/20[1]	265,000	269,306

		101,705,557

Health Care Providers & Services—4.2%
American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	2,193,425	2,203,021
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[1]	3,254,107	3,271,734
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 1/2/19[1]	500,000	506,250
Aveta/MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	2,419,632	2,437,779
Emergency Medical Service, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/25/18[1]	10,000,000	10,046,390
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.00%-10.75%, 12/4/17[1]	3,063,510	3,124,780
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	5,410,000	5,403,237
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	1,317,478	1,306,362
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 4.25%, 6/1/18[1]	5,319,858	5,328,173
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	1,759,734	1,772,932

9 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
RCHP, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/4/18[1]	$1,148,164	$1,128,071
Select Medical Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 6/1/18[1]	5,450,078	5,496,066
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.25%, 6/29/18[1]	1,990,000	1,995,598

		44,020,393

Pharmaceuticals—2.0%
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]	4,155,549	4,184,638
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/5/18[1]	5,987,846	6,041,287
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	11,081,263	11,115,891

		21,341,816

Industrials—30.4%
Aerospace & Defense—3.5%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	1,771,750	1,550,281
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.25%, 11/2/18[1]	3,550,572	3,588,297
Tranche B2, 6.25%, 11/2/18[1]	622,278	628,890
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/20/17[1]	3,832,681	3,855,125
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]	3,888,187	3,945,297
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%-6.75%, 7/7/16[1]	1,119,168	1,130,710
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.75%, 2/14/20[1]	2,000,000	2,023,334
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.00%, 12/31/15[1,2]	17,882,351	5,811,764
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%-5.75%, 10/25/19[1]	3,758,473	3,790,187
Landmark Aviation FBO Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%-5.75%, 10/25/19[1]	267,323	269,578
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	1,726,917	1,707,490
Pinnacle Holding Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 12/2/20[1]	2,995,000	2,993,128
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/19/17[1]	939,119	919,750
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	4,483,773	4,523,006

		36,736,837

Air Freight & Couriers—0.3%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/23/19[1]	3,600,000	3,629,999

10 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Airlines—1.0%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.75%, 6/27/19[1]	$4,810,077	$4,858,178
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.00%, 10/18/18[1]	1,487,506	1,496,217
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/1/19[1]	4,000,000	4,037,468

		10,391,863

Building Products—0.6%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	3,551,100	3,563,028
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 11.94%, 4/30/16[1]	2,257,717	2,252,073

		5,815,101

Commercial Services & Supplies—11.3%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/17[1]	498,741	501,079
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	1,158,077	1,174,724
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%, 7/10/20[1]	2,962,500	2,985,459
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	3,585,000	3,607,087
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-6.75%, 3/16/17[1]	6,062,618	6,096,720
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	3,940,000	4,013,875
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 4/3/18[1]	2,754,451	2,754,451
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.191%, 3/23/18[1]	4,961,525	4,973,621
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.191%, 3/24/17[1]	9,621,532	9,652,350
Garda Security Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	1,034,524	1,039,211
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 11/6/20[1]	264,646	265,845
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/1/19[1]	2,532,607	2,545,270
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	1,640,000	1,665,966
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 5/26/18[1]	621,258	510,467
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/30/20[1]	1,112,212	1,120,554
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/31/19[1]	3,952,556	3,992,082
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 5/8/17[1]	3,475,000	3,392,469
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,403,925

11 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[1]	$1,393,000	$1,399,965
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[1]	596,209	608,133
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 10/1/19[1]	5,510,139	5,530,802
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.75%, 3/25/19[1]	3,278,913	3,298,176
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	7,267,755	7,313,178
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	3,437,725	3,476,399
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/1/19[1]	1,236,900	1,239,477
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 10/1/20[1]	395,000	393,025
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	1,127,134	1,132,770
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/19/19[1]	8,942,443	9,019,894
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	1,546,125	1,549,749
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/30/18[1]	4,452,625	4,491,586
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	1,320,000	1,339,800
Spotless, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/18[1]	2,708,213	2,753,069
Spotless, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/19[1]	905,000	928,191
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	5,126,842	5,154,080
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	3,474,790	3,572,518
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	6,795,000	6,857,643
WTG Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	3,110,000	3,130,734
WTG Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 12/10/21[1]	660,000	669,900

		118,554,244

Electrical Equipment—4.0%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 1/30/19[1]	13,345,000	13,453,428
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/8/16[1]	1,635,505	1,643,682
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/8/17[1]	245,000	247,527
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	4,950,488	5,042,280
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	705,457	691,054
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 11/9/19[1]	2,847,863	2,868,034
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.75%-5.00%, 2/28/20[1]	10,048,827	10,173,392
Tranche B5, 5.00%, 1/15/21[1]	5,099,750	5,166,133
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	1,510,000	1,508,112
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	1,109,013	1,114,558

		41,908,200

12 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates—3.0%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/9/18[1]	$2,305,197	$2,318,643
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	4,193,919	4,223,540
Crosby Worldwide Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	3,140,000	3,153,084
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	1,750,000	1,752,188
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	3,326,663	3,359,929
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	2,990,000	3,023,638
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	7,600,950	7,624,703
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-4.25%, 5/28/17[1]	1,060,458	1,067,528
Isola USA Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 11/29/18[1]	1,065,000	1,075,650
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/14/20[1]	1,243,750	1,254,633
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%-4.75%, 5/9/17[1]	2,676,489	2,682,345

		31,535,881

Machinery—3.1%
Accudyne Industries Borrower SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/13/19[1]	3,932,118	3,940,104
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.25%, 12/10/18[1]	2,849,279	2,868,868
August LuxUK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/27/18[1]	1,229,416	1,241,711
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	442,308	426,827
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	1,822,508	1,831,621
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/13/19[1]	2,000,000	1,985,000
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]	1,806,350	1,808,969
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/11/18[1]	1,795,752	1,809,220
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/21/20[1]	7,231,875	7,257,461
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/20[1]	2,522,325	2,535,988
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	6,898,170	6,928,349

		32,634,118

13 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Marine—1.1%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/17[1]	$1,027,823	$1,021,827
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	2,614,603	2,594,994
Keystone Automotive Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 8/8/19[1]	1,496,250	1,504,666
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	6,450,000	6,560,863

		11,682,350

Road & Rail—0.7%
US Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	5,284,583	5,258,160
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 5/8/19[1]	1,508,473	1,521,201

		6,779,361

Trading Companies & Distributors—1.8%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	2,223,825	2,243,284
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]	5,189,426	5,226,691
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 3/19/17[1]	1,927,867	1,995,342
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 2/8/19[1]	2,134,148	2,176,831
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	3,595,842	3,642,139
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	3,929,904	3,951,192

		19,235,479

Information Technology—8.3%
Communications Equipment—0.1%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/31/19[1]	1,395,754	1,402,733

Computers & Peripherals—1.4%
Dell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	14,655,000	14,709,956

Electronic Equipment, Instruments, & Components—0.7%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	2,302,738	2,325,517
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	3,403,433	3,652,359
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 4/30/20[1]	725,000	752,791

		6,730,667
Internet Software & Services—1.1%
Active Network, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	1,965,000	1,974,212
Active Network, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/15/21[1]	485,000	494,700
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	2,390,144	2,337,362

14 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8.00%, 3/31/18[1]	$4,353,101	$4,415,677
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/25/19[1]	1,980,000	1,991,880
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	240,000	241,900

		11,455,731

IT Services—0.6%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]	1,244,497	1,253,312
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	5,045,155	5,087,197

		6,340,509
Office Electronics—1.3%
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/10/20[1]	13,540,000	13,627,786

Software—3.1%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	5,804,094	5,874,834
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 10/10/18[1]	5,661,684	5,692,354
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	1,395,000	1,422,900
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 5.25%, 4/5/18[1]	2,882,013	2,885,016
Tranche B5, 3.75%, 6/3/20[1]	2,898,909	2,904,707
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/22/20[1]	4,422,787	4,462,871
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.25%, 5/22/21[1]	630,000	639,844
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 6.00%, 12/21/18[1]	4,473,863	4,501,824
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	3,800,000	3,828,500
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	665,000	684,950

		32,897,800

Materials—13.1%
Chemicals—5.0%
Al Chem & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	1,077,833	1,089,285
Tranche B2, 4.50%, 10/4/19[1]	559,236	565,178
Allnex Luxembourg & CY SCA, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 4/3/20[1]	3,000,000	3,088,140
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	1,248,725	1,258,350

15 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.25%, 8/28/20[1]	$426,822	$429,490
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/28/20[1]	5,653,178	5,688,510
Chromaflo Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	645,000	647,419
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	4,749,231	4,805,629
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	2,843,512	2,867,603
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/20/19[1]	1,489,900	1,495,487
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	1,200,000	1,213,500
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/4/18[1]	5,776,146	5,801,867
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/7/20[1]	997,500	1,005,605
Millennium Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.998%, 11/15/14[1]	399,130	400,752
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 9/8/17[1]	1,157,090	1,159,983
Tranche B2, 5.00%, 9/9/17[1]	1,236,676	1,238,222
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 8/20/19[1]	2,068,563	2,097,005
OXEO Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	2,240,000	2,262,400
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	1,120,000	1,139,600
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/7/17[1]	6,297,046	6,355,098
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	1,095,977	1,107,622
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	265,000	268,312
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/19/20[1]	3,661,600	3,714,235
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/30/17[1]	2,493,585	2,472,546

		52,171,838

Construction Materials—2.0%
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/28/20[1]	5,945,100	5,956,247
Continental Building Products LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.50%, 2/26/21[1]	295,000	296,967
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/17[1]	3,934,039	3,974,836
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	3,900,000	3,925,576
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	4,445,000	4,561,681
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/31/19[1]	2,468,750	2,481,094

		21,196,401

16 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Containers & Packaging—1.8%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	$2,952,600	$2,974,744
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 12/18/20[1]	3,550,000	3,552,535
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	918,956	943,653
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 7/3/19[1]	2,397,221	2,418,197
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	1,595,000	1,625,903
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/21/18[1]	2,487,500	2,524,812
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/1/18[1]	3,625,300	3,661,553
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/17/19[1]	1,343,250	1,351,645

		19,053,042

Metals & Mining—3.6%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 1.00%, 8/3/49[1,2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	3,343,718	3,304,429
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 3/25/20[1]	5,314,912	5,474,360
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%, 9/5/19[1]	5,177,036	5,260,086
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	8,300,310	8,426,541
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/5/19[1]	4,810,000	4,867,889
Murray Energy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/20/20[1]	3,000,000	3,198,750
Norander Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	6,907,424	6,498,732

		37,030,871

Paper & Forest Products—0.7%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 6/28/19[1]	3,605,963	3,637,515
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	1,373,100	1,383,398
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	490,000	502,862
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/10/19[1]	2,114,375	2,124,947

		7,648,722

Telecommunication Services—5.0%
Diversified Telecommunication Services—4.7%
ConvergeOne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]	2,737,152	2,725,177
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	1,994,975	2,062,098

17 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	$6,982,456	$6,877,719
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	8,993,207	9,121,360
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.75%, 7/31/17[1]	4,997,326	4,983,274
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	139,295	138,903
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 1/15/20[1]	8,420,000	8,491,570
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/13/20[1]	3,957,362	3,986,220
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[1]	4,159,575	4,128,378
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	1,755,000	1,746,774
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	2,812,155	2,821,997
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	2,134,588	2,139,163

		49,222,633

Wireless Telecommunication Services—0.3%
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	2,845,022	2,859,247

Utilities—3.2%
Electric Utilities—1.5%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	3,947,846	3,972,520
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, 8/13/18[1]	258,918	260,536
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.64%, 10/19/15[1,3]	2,144,250	1,329,435
Linden Cogeneration, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/31/20[1]	855,000	861,413
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche C, 5.018%, 2/22/15[1]	3,686,581	2,322,546
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/11/20[1]	6,495,000	6,657,375

		15,403,825

Energy Traders—0.2%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[1]	2,197,628	2,213,653

Gas Utilities—0.8%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	8,618,182	8,876,727

18 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Multi-Utilities—0.7%
Raven Power Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/18/20[1]	$7,000,000	$7,017,500

Total Corporate Loans (Cost $1,376,376,038)		1,370,553,473

Corporate Bonds and Notes—0.7%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25% Sec. Nts., 3/1/22[4]	2,640,000	3,115,200
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	980,107	889,597
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19	1,205,000	1,283,325
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	3,120,000	1,996,800

Total Corporate Bonds and Notes (Cost $7,525,274)		7,284,922

	Shares
Preferred Stock—%
Alpha Media Group, Inc., Preferred[6] (Cost $–)	105	—

Common Stocks—3.3%
Alpha Media Group, Inc.[6]	784	—
Cinram International Income Fund[6]	16,132,097	—
Media General, Inc., Cl. A6	1,523,336	34,427,394
Revel Entertainment[6]	87,478	—

Total Common Stocks (Cost $14,662,271)		34,427,394

	Units
Rights, Warrants and Certificates—0.3%
ION Media Networks, Inc. Wts., Strike Price $0.01, 12/18/16[6] (Cost $1,641,870)	6,081	3,758,058

	Shares
Investment Company—2.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[7,8] (Cost $28,034,736)	28,034,736	28,034,736

Total Investments, at Value (Cost $1,428,240,189)	137.6%	1,444,058,583
Liabilities in Excess of Other Assets	(37.6)	(394,876,895)

Net Assets	100.0%	$1,049,181,688

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,115,200 or 0.30% of the Fund’s net assets as of December 31, 2013.

19 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5.	Restricted security. The aggregate value of restricted securities as of December 31, 2013 was $1,996,800, which represents 0.19% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	9/18/12-9/21/12	$2,528,392	$1,996,800	$531,592

6.	Non-income producing security.
7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares December 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	8,431,010	269,000,255	249,396,529	28,034,736

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$28,034,736	$12,911

8.	Rate shown is the 7-day yield as of December 31, 2013.

20 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS    Unaudited

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of December 31,2013, securities with an aggregate market value of $1,370,553,473, representing 130.6% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of December 31, 2013 is as follows:

Cost	$19,465,928
Market Value	$5,936,716
Market value as % of Net Assets	0.57%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

21 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

22 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether

23 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,370,553,473	$—	$1,370,553,473
Non-Convertible Corporate Bonds and Notes	—	7,284,922	—	7,284,922
Common Stocks	34,427,394	—	—	34,427,394
Rights, Warrants and Certificates	—	—	3,758,058	3,758,058
Investment Companies	28,034,736	—	—	28,034,736

Total Assets	$62,462,130	$1,377,838,395	$3,758,058	$1,444,058,583

24 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfer into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Corporate Loans	$84	$(84)

Total Assets	$84	$(84)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

Restricted Securities

As of December 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $713,722 at December 31, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At December 31, 2013, these commitments have a market value of $718,674 and have been included as Corporate Loans in the Statement of Investments.

25 OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014